Earnings per Common Share Attributable to Common Shareholders	12 Months Ended
Dec. 31, 2011
Earnings per Common Share Attributable to Common Shareholders

14. Earnings per Common Share Attributable to Common Shareholders

Basic and diluted EPS were computed using the following common share data:

	YEAR ENDED DECEMBER 31,
(IN MILLIONS)	2011	2010	2009

EPS Numerator—Basic:
Income from continuing operations	$ 8,739	$8,211	$8,529
Less: Net income attributable to noncontrolling interests	42	31	8

Income from continuing operations attributable to Pfizer Inc.	8,697	8,180	8,521
Less: Preferred stock dividends—net of tax	2	2	2

Income from continuing operations attributable to Pfizer Inc. common shareholders	8,695	8,178	8,519
Discontinued operations—net of tax	1,312	77	114

Net income attributable to Pfizer Inc. common shareholders	$10,007	$8,255	$8,633

EPS Numerator—Diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$ 8,697	$8,180	$8,521
Discontinued operations—net of tax	1,312	77	114

Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$10,009	$8,257	$8,635

EPS Denominator:
Weighted-average number of common shares outstanding—Basic	7,817	8,036	7,007
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	53	38	38

Weighted-average number of common shares outstanding—Diluted	7,870	8,074	7,045

Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	272	413	400

(a)

These common stock equivalents were outstanding during 2011, 2010 and 2009 but were not included in the computation of diluted EPS for those years because their inclusion would have had an anti-dilutive effect.